Components of Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current:
Domestic	¥ 37,101	¥ 22,103	¥ 6,951
Foreign	10,754	32,714	11,412
Total current tax expense	47,855	54,817	18,363
Deferred:
Domestic	(40,021)	(36,777)	174,667
Foreign	(3,810)	(4,162)	197
Total deferred tax expense	(43,831)	(40,939)	174,864
Income tax expense (benefit)	¥ 4,024	¥ 13,878	¥ 193,227